THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED MAY 1, 2013)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED MAY 1, 2013)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED MAY 1, 2013)

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED MAY 1, 2013)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY (DATED MAY 1, 2013)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

(DATED MAY 1, 2013)

SUPPLEMENT TO THE PROSPECTUS & NOTICE OF SUBSTITUTION

The proposed substitution of shares that we previously notified you about has been completed. The Division investing in shares of the Replacement Commodity Fund has taken the place of the Division investing in shares of the Replaced Commodities Fund as shown below.

Replaced Commodities Fund	Replacement Commodity Fund

Commodities Return Strategy Portfolio	Commodity Return Strategy Portfolio
(series of Northwestern Mutual Series Fund, Inc.)	(series of Credit Suisse Trust)

Replaced Commodities Fund Manager(s)	Replacement Commodity Fund Manager

Mason Street Advisors, LLC (investment adviser)	Credit Suisse Asset Management, LLC (adviser)
Credit Suisse Asset Management, LLC (sub-adviser)

Your previous selection of the Replaced Commodities Fund for allocating your Account Value and Purchase Payments has been redirected to the Replacement Commodity Fund, including any allocations made as part of dollar-cost averaging, portfolio rebalancing or any asset allocation program as well as other automatic transfers or scheduled or systematic transactions, if available. In addition, the first transfer you make from the Replacement Commodity Fund within the next 30 calendar days will not be treated as one of a limited number of transfers permitted under your Contract under our short-term and excessive trading procedures and any transfer fee that might otherwise be imposed will be waived on such transfer.

If you have any questions concerning the Substitution, please contact your Registered Representative or the Annuity Service Center, toll-free at 1-888-455-2232.

Please read this Supplement and Notice carefully and keep it with your Prospectus for future reference.

This Supplement is dated November 18, 2013.